SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF EXCHANGE RATE USED FOR FOREIGN CURRENCY TRANSLATION

Translation of amounts from HKD into USD was made at the following exchange rates:

Balance sheet items, except for equity accounts:
December 31, 2024	HKD 7.77 to $1
December 31, 2023	HKD 7.81 to $1
December 31, 2022	HKD 7.80 to $1

Statement of operations and cash flow items:
For the year ended December 31, 2024	HKD 7.80 to $1
For the year ended December 31, 2023	HKD 7.83 to $1
For the year ended December 31, 2022	HKD 7.76 to $1

Translation of amounts from RMB into USD has been made at the following exchange rates:

Balance sheet items, except for equity accounts:
December 31, 2024	RMB 7.19 to $1
December 31, 2023	RMB 7.08 to $1
December 31, 2022	RMB 6.96 to $1

Statement of operations and cash flow items:
For the year ended December 31, 2024	RMB 7.12 to $1
For the year ended December 31, 2023	RMB 7.05 to $1
For the year ended December 31, 2022	RMB 6.73 to $1

SCHEDULE OF PREPAYMENTS

Prepayments consisted of the following:

	As of December 31,
	2024	2023
Marketing research expenses	$150,624	$499,302
Manufacturing expenses	1,305,406	399,442
Research and development expenses	—	299,581
Prepaid taxes	383,083	389,331
Other	368,480	311,928
Total	$2,207,593	$1,899,584

SCHEDULE OF USEFUL LIVES OF PROPERTY AND EQUIPMENT
Category	Estimated useful life
Office equipment	5-10 years
Production equipment	5-10 years
Motor vehicles	5 years
Leasehold improvements	Over the shorter of remaining lease term or the estimated useful lives of the assets

SCHEDULE OF REVENUE FROM CUSTOMERS BY GEOGRAPHICAL INFORMATION

The following table sets forth the Company’s revenue from customers by geographical areas based on the location of the customers:

	For the years ended
	December 31,
	2024	2023	2022
US	$7,393,736	$6,364,773	$11,717,347
Canada	112,815	78,584	440,755
Total	$7,506,551	$6,443,357	$12,158,102

SCHEDULE OF PROPERTY AND EQUIPMENT BY GEOGRAPHICAL INFORMATION

The following table sets forth the Company’s property and equipment, for the purpose of geographical information:

	As of December 31,
	2024	2023
PRC	$4,241,628	$4,863,530
Hong Kong	683,889	810,054
Total	$4,925,517	$5,673,584

SCHEDULES OF CREDIT RISK

Details of the customers accounting for 10% or more of the Company’s total revenues are as follows:

	For the years ended
	December 31,
	2024		2023		2022
Customer A	$2,823,568	37.6%	$1,786,656	27.5%	$5,654,248	46.5%
Customer B	1,442,988	19.2%	888,595	13.7%	1,871,116	15.4%
Customer C	2,213,651	29.5%	1,723,506	26.5%	1,586,681	13.1%
Customer D	—	—	1,332,746	20.5%	1,306,755	10.7%
	$6,480,207	86.3%	$5,731,503	88.2%	$10,418,800	85.7%

Details of the customers which accounted for 10% or more of the Company’s accounts receivable are as follows:

	As of December 31,
	2024		2023
Customer A	$—	—%	$110,963	24.9%
Customer B	133,665	96.5%	165,600	37.2%
Customer C	—	—%	135,074	30.3%
	$133,665	96.5%	$411,637	92.4%

SCHEDULES OF SUPPLIER RISK

Details of the suppliers accounting for 10% or more of total purchases are as follows:

	Years Ended December 31,
	2024		2023		2022
Supplier A	$565,540	16.4%	$747,881	22.3%	$1,453,212	21.7%
Supplier B	553,538	16.1%	—	—%	679,950	10.2%
	$1,119,078	32.5%	$747,881	22.3%	$2,133,162	31.9%

Details of the suppliers which accounted for 10% or more of accounts payable are as follows:

	As of December 31,
	2024		2023
Supplier A	$75,513	30.1%	$94,913	29.2%
Supplier B	77,361	30.8%	80,577	24.8%
Supplier C	29,326	11.7%	34,434	10.6%
	$182,200	72.6%	$209,924	64.6%